Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
17.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries, VIEs and VIE’s subsidiaries in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries, VIEs and VIE’s subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits which are expensed as incurred were RMB544,965, RMB660,414 and RMB490,245 (US$75,133) for the years ended December 31, 2018, 2019 and 2020, respectively.